Income Tax	12 Months Ended
Dec. 31, 2019
Income Tax
Income Tax

8.           Income Tax

The Company incurred United States federal income tax expense of approximately $944,494 for the period from March 27, 2019 (date of inception) through December 31, 2019.

The Company made three estimated quarterly tax payments of $383,333 each, to the Internal Revenue Service (“IRS”) for federal income taxes estimated for 2019 on interest earned in the Trust Account. The funds were paid from the Trust Account. At December 31, 2019, the Company had prepaid federal income taxes of $205,505 included in prepaid expenses on the accompanying consolidated balance sheet.

The Company’s provision for income tax consists of the following:

For the Period Ended December 31,
2019

Federal
Current	$944,494
Deferred	(261,174)
State
Current	—
Deferred	—
Change in valuation allowance	261,174
Income tax provision	$944,494

The Company incurred costs of $1,237,757 related to its search to complete a business combination which are not deductible for federal income tax purposes and resulted in the generation of a deferred tax asset of $261,174 which is available to offset future taxable income.

In assessing the realization of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. The Company considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2019 is as follows:

For the Period Ended
December 31, 2019

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Deferred tax rate change
Change in valuation allowance	8.0%
Income tax provision	29.0%